Leasing - Schedule of Maturity of Lease Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 660
Embedded interest	(231)
Lease liabilities	429	R$ 433	R$ 354
2025 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	78
2026 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	88
2027 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	65
2028 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	28
2029 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	25
2030 at 2048 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 376